STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (22,799,000)	$ (15,469,000)
Adjustments to reconcile net loss to net cash provided by (used) in operating activities:
Depreciation and amortization	1,677,000	582,000
Stock-based compensation	263,000	75,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(19,000)	(89,000)
Other assets		21,000
Accounts payable	1,342,000	767,000
Accrued liabilities	847,000	1,557,000
Deferred rent	(44,000)	42,000
Deferred revenue from related party	26,725,000
Net cash used in operating activities	7,992,000	(12,514,000)
Cash flows from investing activities:
Purchase of property and equipment	(3,063,000)	(8,652,000)
Net cash used in investing activities	(3,063,000)	(8,652,000)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	122,223,000	25,000,000
Proceeds from issuance of common stock	4,000
Payments of the term loan	(400,000)	(140,000)
Deferred financing costs	(410,000)
Net cash provided by financing activities	121,417,000	24,860,000
Net (decrease) increase in cash, cash equivalents and restricted cash (includes $3,750 of restricted cash in other assets)	126,346,000	3,694,000
Cash, cash equivalents and restricted cash-beginning of year	9,287,000	5,593,000
Cash, cash equivalents and restricted cash-end of period (includes $3,750 of restricted cash in other assets)	135,633,000	9,287,000
Supplemental disclosures of cash flow information:
Cash paid for interest	25,000	30,000
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment included in accrued liabilities		$ 515,000
Deferred financing costs included in accrued liabilities	$ 284,000